Income tax and social contribution - Schedule of Reconciliation of the effective income tax rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax and social contribution	R$ (11,077,214)	R$ (2,536,265)	R$ (452,926)
Combined nominal tax rate	34.00%	34.00%	34.00%
Taxes calculated at nominal rates	R$ 3,766,253	R$ 862,330	R$ 153,995
Adjustments to determine the effective rate:
Profits from investments not taxed abroad	0	(10,341)	3,050
(Unrecorded) benefit on tax loss carryforwards	(3,257,190)	(880,375)	(400,187)
Offset against PERT	0	84,711	0
Permanent differences	(244,011)	76,958	65,971
Other	(22,547)	(104)	(5,634)
Income tax and social contribution credit (expense)	(242,505)	(133,179)	182,805
Current income tax and social contribution	(11)	(2,228)	(11,224)
Deferred income tax and social contribution	242,516	135,407	(171,581)
Income tax and social contribution credit (expense)	R$ 242,505	R$ 133,179	R$ (182,805)
Effective rate	2.00%	5.00%	(40.00%)